[ING FUNDS LOGO]

November 21, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     RE:  ING Variable Portfolios, Inc. ("Registrant")
          File Nos. 333-05173; 811-7651

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material for a Special Meeting of Shareholders ("Meeting") of ING VP Global Science and Technology Portfolio ("Portfolio") a series of the Registrant.

The Meeting is being held for the purpose of asking shareholders of the Portfolio to approve a Proposed Sub-Advisory Agreement on behalf of the Portfolio, between ING Investments, LLC and BlackRock Advisors, LLC and approve a "Manager-of-Managers" arrangement for the Portfolio.

Should you have any questions, please contact Kimberly K. Palmer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,


/s/ Paul A. Caldarelli
------------------------------------
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment